Principal Accounting Policies - The roll forward of contingent consideration for acquisition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Principal Accounting Policies
Balance at the beginning of the year	¥ 7,153	$ 1,037	¥ 10,750
Net change in fair value	(3,053)	(443)	(3,597)
Balance at the end of the year	¥ 4,100	$ 594	¥ 7,153